U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer: Prudential
          Global  Total  Return Fund,  Inc.,  100
          Mulberry Street, Gateway Center  Three,
          Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       [X
                                                  ]

     3.   Investment Company Act File Number: 811-
          4661
          Securities Act File Number: 33-63943

      4(a).Last day of fiscal year for which this Form is
          filed: December 31, 1999.

      (b).[  ]  Check box if this Form  is  being
          filed  late (i.e. more than 90 calendar
          days  after  the  end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is being  filed  late,
          interest   must   be   paid   on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
to
                          rule             24(f):
          $     0

          (ii)   Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if           applicable):
$43,224,340

          iii)   Aggregate  price  of  securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
              11,1995  that  were not  previously
          used

              to reduce registration fees payable
          to
                        the           Commission.
          $78,871,526

        (iv)      Total available redemption credits
                 [add  items  5(ii) and  5(iii)].
        $122,095,866

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv) [subtract  item
         5(iv)
                    from        item        5(i).
         $     0

        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from  item
        (5(iv)]   $122,095,866

          (vii)    Multiplier   for   determining
     registration
                fee.   (See   instruction   C.9):
        X .000264

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee      is       due.
      =$   0
      Prepaid Shares

         If   the  response  to  item  5(i)   was
         determined   by           deducting   an
         amount    of   securities   that    were
         registered under the Securities  Act  of
         1933 pursuant to rule 24e-2 as in effect
         before October 11, 1997, then report the
         amount  of securities (number of  shares
         or    other   units)   deducted    here:
         23,445,554     . If there is a number of
         shares   or   other  units   that   were
         registered   pursuant  to   rule   24e-2
         remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 12,413,315.

      7. Interest  due  - if this Form  is  being
         filed
         more than 90 days after the end of the
          issuer's  fiscal year (See  Instruction
      D): +$    0

      8.  Total of the amount of the registration
      fee due
         plus any interest due [line 5(viii) plus
                         line                 7]:
      =$    0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: N/A

         Method of Delivery:  N/A

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title) /s/Marguerite E.H.
Morrison
                                Marguerite   E.H.
Morrison
                              Secretary


     Date: March 21, 2000




































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